PIMCO Income Portfolio Investment Strategy - Administrative Class [Member] - PIMCO Income Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed income sectors and utilizing strategies that seek to optimize portfolio income (i.e., strategies that prioritize current income over total return). The capital appreciation sought by the Portfolio generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Portfolio will generally allocate its assets among several investment sectors, without limitation, which may include: (i) high yield securities (“junk bonds”) and investment grade corporate bonds of issuers located in the United States and non-U.S. countries, including emerging market countries; (ii) fixed income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities; (iii) mortgage-related and other asset backed securities; and (iv) foreign currencies, including those of emerging market countries. However, the Portfolio is not required to gain exposure to any one investment sector, and the Portfolio’s exposure to any one investment sector will vary over time. The average portfolio duration of this Portfolio normally varies from zero to eight years based on PIMCO’s forecast for interest rates. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Portfolio may invest up to 50% of its total assets in high yield securities rated below investment grade by Moody’s Ratings (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or if unrated, as determined by PIMCO (except such 50% limitation shall not apply to the Portfolio’s investments in mortgage- and asset-backed securities). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. In addition, the Portfolio may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Portfolio may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Portfolio will normally limit its net foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Portfolio’s prospectus or Statement of Additional Information. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The Portfolio may also invest in contingent convertible securities and up to 10% of its total assets in preferred securities.